Estimated Aggregate Amortization Expenses for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Line Items]
2014	¥ 5,668
2015	5,331
2016	5,038
2017	4,760
2018	¥ 4,579